10. Accounts Receivable Related to the Concession (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable Related To Concession Details 2
Bonus from the grant, beginning	R$ 586,706	R$ 0
Bonus from the grant recognition		574,827
Transfers to electricity grid use charges - customers	(62,387)	(84,904)
Interest	82,160	96,783
Bonus from the grant, ending	R$ 606,479	R$ 586,706